Equity and Redeemable Non-controlling Interest - Schedule of Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Equity [Abstract]
Beginning balance			$ 10,409			$ 0	$ 10,409	$ 0	$ 0
Settlement of performance participation allocation							15,061	10,366	10,366
GAAP income (loss) allocation							(1,235)	(458)	(642)
Distributions							(1,095)	(448)	(597)
Fair value allocation	$ 3,252	$ 1,465	$ 839	$ 213	$ 274	$ 302	5,556	792	1,282
Ending balance	$ 28,696			$ 10,252			$ 28,696	$ 10,252	$ 10,409